Description of Business (Details)	12 Months Ended
Dec. 31, 2023 store company
Description of Business [Line Items]
Initial contractual term	20 years
Extension term	10 years
Number of Horton stores	912
Number of owned and operated stores (in company) | company	629
Shanghai [Member]
Description of Business [Line Items]
Number of stores	212
Beijing [Member]
Description of Business [Line Items]
Number of stores	83
Hangzhou [Member]
Description of Business [Line Items]
Number of stores	56
Shenzhen [Member]
Description of Business [Line Items]
Number of stores	29
Nanjing [Member]
Description of Business [Line Items]
Number of stores	26
Wuhan [Member]
Description of Business [Line Items]
Number of stores	25
Guangzhou [Member]
Description of Business [Line Items]
Number of stores	24
Chengdu [Member]
Description of Business [Line Items]
Number of stores	155
Popeyes in PRC [Member]
Description of Business [Line Items]
Number of stores	10
Owned and Operated Stores [Member]
Description of Business [Line Items]
Number of stores	629
franchised Stores [Member]
Description of Business [Line Items]
Number of stores	291